Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Subsequent events were evaluated through June 25, 2026, the date the financial statements were issued. There are no subsequent events that require adjustment to or disclosure in the financial statements.